Non-vested common stock options granted, vested and forfeited - Stock-Based Compensation (Details 2) (USD $)	12 Months Ended
Jul. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Outstanding	172,500
Options Granted	24,532,719
Options Vested	(24,618,969)
Options Forfeited	(26,250)
Options Outstanding	60,000
Weighted Average Grant Date Fair Value Outstanding	$ 0.46
Weighted Average Grant Date Fair Value Granted	$ 0.001
Weighted Average Grant Date Fair Value Vested	$ 0.016
Weighted Average Grant Date Fair Value Forfeited	$ 0.46
Weighted Average Grant Date Fair Value Outstanding	$ 0.46